Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
INCOME TAXES

9.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2012	2011	2010
	$	$	$
Income (loss) before income tax	(51,039)	(189,503)	263,194
Combined statutory rate	25%	27%	29%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000

Increase (decrease) resulting from:
Impact of tax rate changes	-	3,000	(10,000)
Permanent differences and other	11,000	-	5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)	-	-	-

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2012	2011	2010
	$	$	$
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset	-	-	-

As the criteria for recognizing deferred income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The Company has approximately $2,037,000 (2010 - $1,974,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029	-
2030	217,000
2031	146,000
2032	64,000
2,037,000

The Company has certain resource related deductions and other losses of approximately $10,524,000 (2011 -$10,595,000) which may be available to be offset against future taxable income in Canada. The realization of these tax balances in future years if available will be recorded as an adjustment to the valuation allowance and corporate tax provision in the year realized.